Investments Accounted for using the Equity Method	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Investments accounted for using equity method [abstract]
Investments accounted for using the equity method
12. Investments accounted for using the equity method.
Investment accounted for using the equity method as of June 30, 2024, and December 31, 2023, are as follows:

	As of June 30, 2024
Classification	Company	Captivision Korea stake holding ratio	G-FRAM E stake holding ratio	Location	Financial statement date	Business type
	Chenjin chungjeolneung Ltd.	33.00%	0.00%	China	2023.12.31	Manufacturing
Associates	G-SMATT JAPAN	28.73%	11.43%	Japan	2024.06.30	Retail
	G-SMATT HONGKONG	20.00%	7.40%	Hongkong	2023.12.31	Retail

	As of December 31, 2023
Classification	Company	Captivision Korea stake holding ratio	G-FRAM E stake holding ratio	Location	Financial statement date	Business type
	Chenjin chungjeolneung Ltd.	33.00%	0.00%	China	2023.12.31	Manufacturing
Associates	G-SMATT JAPAN	28.73%	11.43%	Japan	2023.12.31	Retail
	G-SMATT HONGKONG	20.00%	7.40%	Hongkong	2023.12.31	Retail
Summary financial statements for associates are follows:

						(Unit: USD)
	As of June 30, 2024
Classification	Company	Assets	Liabilities	Sales	Net income (loss)	Comprehensive income
	Chenjin chungjeolneung Ltd	26,554,391	32,011,592	—	(290,098)	(290,098)
Associates	G-SMATT JAPAN	11,559,298	6,537,711	4,741,676	270,045	270,045
	G-SMATT HONGKONG	283,826	4,821,947	—	(268,417)	(268,417)

						(Unit: USD)
	As of December 31, 2023			For the six months ended June 30, 2023
Classification	Company	Assets	Liabilities	Sales	Net income (loss)	Comprehensive income
	Chenjin chungjeolneung Ltd.	26,554,391	32,011,592	—	(290,098)	(290,098)
Associates	G-SMATT JAPAN	12,112,804	6,686,081	3,303,183	16,520	16,520
	G-SMATT HONGKONG	283,826	4,821,947	—	(268,417)	(268,417)
The management determined to fully impair the remaining balance of its equity method investment in
G-SMATT
Japan as of December 31, 2023. This decision was derived from the substantial net loss sustained by
G-SMATT
Japan in 2022 and 2021, combined with concerns regarding the reliability of the financial information, given that

G-SMATT
Japan’s financial statements have not been audited in the past. Consequently, management does not foresee any prospects for future economic recovery from this investment.

					(Unit: USD)
	As of June 30, 2024
Company	Net asset (a)	Stake holding ratio (b)	Net asset applied to stake holding ratio (a*b)	Goodwill	Book value
Chenjin chungjeolneung Ltd. (*)	(5,457,201)	33.00%	—	—	—
G-SMATT JAPAN	5,021,587	40.16%	—	—	—
G-SMATT HONGKONG (*)	(4,538,121)	27.40%	—	—	—

Total					—

					(Unit: USD)
	As of December 31, 2023
Company	Net asset (a)	Stake holding ratio (b)	Net asset applied to stake holding ratio (a*b)	Goodwill	Book value
Chenjin chungjeolneung Ltd.	(5,457,201)	33.00%	—	—	—
G-SMATT JAPAN	5,426,723	40.16%	—	—	—
G-SMATT HONGKONG	(4,538,121)	27.40%	—	—	—

Total					—

12. Investments accounted for using the equity method.
Investment accounted for using the equity method as of December 31, 2023, and December 31, 2022, are as follows:

	As of December 31, 2023
Classification	Company	Captivision Korea stake holding ratio	G-FRAME stake holding ratio	Location	Financial statement date	Business type
	Chenjin chungjeolneung Ltd.	33.00%	0.00%	China	2023.12.31	Manufacturing
Associates	G-SMATT JAPAN	28.73%	11.43%	Japan	2023.12.31	Retail
	G-SMATT HONGKONG	20.00%	7.40%	Hongkong	2023.12.31	Retail

	As of December 31, 2022
Classification	Company	Captivision Korea stake holding ratio	G-FRAME stake holding ratio	Location	Financial statement date	Business type
	Chenjin chungjeolneung Ltd.	33.00%	—	China	2022.12.31	Manufacturing
Associates	G-SMATT JAPAN	28.73%	11.43%	Japan	2022.12.31	Retail
	G-SMATT HONGKONG	20.00%	7.40%	Hongkong	2022.12.31	Retail
Summary financial statements for associates are follows:

	As of December 31, 2023
Classification	Company	Assets	Liabilities	Sales	Net income (loss)	Comprehensive income
	Chenjin chungjeolneung Ltd.	26,554,391	32,011,592	—	(284,857)	(284,857)
Associates	G-SMATT JAPAN	12,112,804	6,686,081	6,006,248	1,093,101	1,093,101
	G-SMATT HONGKONG	283,826	4,821,947	—	(1,121,665)	(1,121,665)

						(Unit: USD)
	As of December 31, 2022
Classification	Company	Assets	Liabilities	Sales	Net income (loss)	Comprehensive income
	Chenjin chungjeolneung Ltd.	27,316,845	32,703,114	25,508	(1,916,458)	(1,916,458)
Associates	G-SMATT JAPAN	10,649,564	5,831,552	5,333,686	(260,617)	(250,773)
	G-SMATT HONGKONG	377,895	3,832,029	—	(317,048)	(317,048)

The management determined to fully impair the remaining balance of its equity method investment in
G-SMATT
Japan as of December 31, 2023. This decision was derived from the substantial net loss sustained by
G-SMATT
Japan in 2022 and 2021, combined with concerns regarding the reliability of the financial information, given that
G-SMATT
Japan’s financial statements have not been audited in the past. Consequently, management does not foresee any prospects for future economic recovery from this investment.

					(Unit: USD)
	As of December 31, 2023
Company	Net asset (a)	Stake holding ratio (b)	Net asset applied to stake holding ratio (a*b)	Goodwill	Book value
Chenjin chungjeolneung Ltd.	(5,457,201)	33.00%	—	—	—
G-SMATT JAPAN	5,426,723	40.16%	—	—	—
G-SMATT HONGKONG	(4,538,121)	27.40%	—	—	—

Total					—

					(Unit: USD)
	As of December 31, 2022
Company	Net asset (a)	Stake holding ratio (b)	Net asset applied to stake holding ratio (a*b)	Goodwill	Book value
Chenjin chungjeolneung Ltd.	(5,326,269)	33.00%	—	—	—
G-SMATT JAPAN	4,818,011	40.16%	1,934,913	842,603	2,777,516
G-SMATT HONGKONG	(3,454,134)	27.40%	—	—	—

Total					2,777,516